Leases - Schedule of Maturities of Facility Lease Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 2,589
2025	2,244
2026	278
2027	282
2028	282
Thereafter	980
Total lease payments	6,655
Less: Imputed interest	(740)
Present value of operating lease liabilities	$ 5,915